Stockholders’ Equity (Details Narrative)	3 Months Ended				12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2015
Shares cancelled					460,000
Gain on derivative liability | $			$ 51
Number of options granted	2,318,750				1,885,000
Exercise price | $ / shares	$ 0.15				$ 0.22
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $	68,249		111,974
2015 Stock Option Plan [Member]
Number of shares issued and outstanding percentage							10.00%
Share-based payment arrangement, expense | $	$ 68,249		$ 111,974
Share-based compensation arrangement, weighted average grant | $ / shares	$ 0.22		$ 0.28
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Number of options granted	2,318,750		1,885,000
Exercise price | (per share)	$ 0.14	$ 0.20	$ 0.22	$ 0.30
Vesting per month	2.00%		2.00%
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Number of options granted	1,056,250		400,000
2015 Stock Option Plan [Member] | Maximum [Member]
Share-based compensation arrangement, expiration period							10 years
T S X Venture Exchange [Member]
Shares acquired pursuant						6,579,074
Percentage of issued and outstanding shares						5.00%
NCIB [Member]
Shares acquired pursuant						41,500
Shares cancelled | $			$ 11,793
Normal Course Issuer Bid One [Member]
Shares acquired pursuant			2,000
Shares issued | $			$ 517
Shares cancelled			2,000